Note 4 - Real Estate Assets 1 (Details Textual)	Feb. 05, 2020 USD ($)	Jun. 30, 2020 ft²	Dec. 31, 2019 ft²
Number of States Real Estate Property is Located			7
Number of Real Estate Properties		132
Area of Real Estate Property (Square Foot)		374,926
Centennial Tech Center [Member] | Subsequent Event [Member]
Proceeds from Sale of Real Estate, Total | $	$ 15,000,000
Office Properties [Member]
Number of Real Estate Properties			12
Industrial Office Properties [Member]
Number of Real Estate Properties			1
Office/Industrial Properties [Member]
Area of Real Estate Property (Square Foot)		998,016	1,192,566
Retail Properties [Member]
Number of Real Estate Properties			4
Area of Real Estate Property (Square Foot)		131,722	131,722
Model Home Properties [Member]
Number of Real Estate Properties		132	136
Lessor, Operating Lease, Term of Contract (Month)			1 year 180 days
Lessor, Operating Lease, Renewal Term (Month)			180 days